Fees Summary	Aug. 02, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 230,000
Previously Paid Amount	0.00
Total Fee Amount	33.95
Total Offset Amount	0.00
Net Fee	33.95
Narrative - Max Aggregate Offering Price	$ 230,000
Final Prospectus	true